Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	33

I.   ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II.   POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$102,649,862.84	0.8652943	$88,388,189.10	0.7450745	$14,261,673.74
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$189,349,862.84	0.1474308	$175,088,189.10	0.1363265	$14,261,673.74

Weighted Avg. Coupon (WAC)	3.48%		3.49%
Weighted Avg. Remaining Maturity (WARM)	22.24		21.33
Pool Receivables Balance	$214,219,665.82		$199,453,205.77
Remaining Number of Receivables	30,584		29,862

Adjusted Pool Balance	$208,760,307.64		$194,498,633.90

III.   COLLECTIONS

Principal:
Principal Collections	$14,416,672.38
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$249,740.97
Total Principal Collections	$14,666,413.35

Interest:
Interest Collections	$628,604.37
Late Fees & Other Charges	$49,202.97
Interest on Repurchase Principal	$-
Total Interest Collections	$677,807.34

Collection Account Interest	$2,988.51
Reserve Account Interest	$696.22
Servicer Advances	$-

Total Collections	$15,347,905.42

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	33

IV.   DISTRIBUTIONS

Total Collections	$15,347,905.42
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,347,905.42

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$178,516.39	$-	$178,516.39	$178,516.39
Collection Account Interest					$2,988.51
Late Fees & Other Charges					$49,202.97
Total due to Servicer					$230,707.87

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$132,589.41		$132,589.41

Total Class A interest:		$132,589.41		$132,589.41	$132,589.41

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$14,798,331.06

9. Regular Principal Distribution Amount:					$14,261,673.74

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$14,261,673.74
Class A Notes Total:		$14,261,673.74		$14,261,673.74
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$14,261,673.74		$14,261,673.74

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					536,657.32

V.   YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,459,358.18
Beginning Period Amount	$5,459,358.18
Current Period Amortization	$504,786.31
Ending Period Required Amount	$4,954,571.87
Ending Period Amount	$4,954,571.87
Next Distribution Date Required Amount	$4,476,089.64

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	33

VI.   RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII.   OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		9.30%	9.98%	9.98%

VIII.   DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.14%	29,307	97.14%	$193,748,714.04
30 - 60 Days	1.50%	449	2.28%	$4,542,228.58
61 - 90 Days	0.30%	91	0.50%	$1,001,091.65
91-120 Days	0.05%	15	0.08%	$161,171.50
121 + Days	0.00%	0	0.00%	$-
Total		29,862		$199,453,205.77

Delinquent Receivables 30+ Days Past Due
Current Period	1.86%	555	2.86%	$5,704,491.73
1st Preceding Collection Period	1.87%	573	2.91%	$6,230,367.96
2nd Preceding Collection Period	1.79%	560	2.70%	$6,177,370.21
3rd Preceding Collection Period	1.68%	536	2.51%	$6,139,889.49
Four-Month Average	1.80%		2.74%

Repossession in Current Period		20		$174,870.57
Repossession Inventory		57		$84,818.63

Current Charge-Offs
Gross Principal of Charge-Offs				$349,787.67
Recoveries				$(249,740.97)
Net Loss				$100,046.70

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.56%

Average Pool Balance for Current Period				$206,836,435.80

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.58%
1st Preceding Collection Period				0.81%
2nd Preceding Collection Period				0.13%
3rd Preceding Collection Period				0.47%
Four-Month Average				0.50%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	32	2,094	$32,121,545.07
Recoveries	34	1,900	$(19,304,003.71)
Net Loss			$12,817,541.36
Cumulative Net Loss as a % of Initial Pool Balance			0.96%

Net Loss for Receivables that have experienced a Net Loss *	26	1,774	$12,898,902.15
Average Net Loss for Receivables that have experienced a Net Loss			$7,271.08

Principal Balance of Extensions			$1,319,529.08
Number of Extensions			123

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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